NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9%
	Communications - 2.8%
8,892	IAC, Inc.(a)	$ 355,947
6,315	Iridium Communications, Inc.	175,178
13,999	Telephone and Data Systems, Inc.	589,358
5,569	Ziff Davis, Inc.(a)	233,675
		1,354,158
	Consumer Discretionary - 16.6%
2,748	Asbury Automotive Group, Inc.(a)	536,987
3,718	Autoliv, Inc.	390,985
748	Avis Budget Group, Inc.(a)	109,096
28,786	Bath & Body Works, Inc.	537,435
29,089	BorgWarner, Inc.	1,578,369
39,092	Goodyear Tire & Rubber Company (The)(a)	259,180
1,798	Group 1 Automotive, Inc.	594,473
9,532	HNI Corporation	318,273
9,147	KB Home	473,357
16,847	Kohl's Corporation	217,326
34,507	LKQ Corporation	1,013,471
10,389	Meritage Homes Corporation	642,456
2,620	Penske Automotive Group, Inc.	391,742
5,745	Scotts Miracle-Gro Company (The)	349,354
46,391	VF Corporation	788,183
		8,200,687
	Consumer Staples - 2.6%
1,095	Boston Beer Company, Inc. (The), Class A(a)	252,288
6,060	Edgewell Personal Care Company	129,320
15,707	Grocery Outlet Holding Corporation(a)	110,734
12,561	Simply Good Foods Company (The)(a)	180,250
1,340	The Marzetti Company	185,363
9,096	United Natural Foods, Inc.(a)	409,866
		1,267,821
	Energy - 8.8%
10,969	California Resources Corporation	759,274
26,682	DNOW, Inc.(a)	317,783
18,841	Enphase Energy, Inc.(a)	712,378

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	Energy - 8.8% (Continued)
27,405	Magnolia Oil & Gas Corporation, Class A	$ 865,176
53,047	Patterson-UTI Energy, Inc.	574,499
16,848	SM Energy Company	525,321
6,208	Weatherford International PLC	587,152
		4,341,583
	Financials - 19.8%
3,894	Ameris Bancorp	303,693
19,268	Atlantic Union Bankshares Corporation	688,639
22,383	Blackstone Mortgage Trust, Inc., CLASS A	428,634
6,341	Bread Financial Holdings, Inc.	474,878
9,299	Carlyle Group, Inc. (The)	449,978
3,593	Community Financial System, Inc.	210,729
10,828	First Financial Bankshares, Inc.	318,885
17,115	First Hawaiian, Inc.	421,714
12,443	First Interstate BancSystem, Inc., Class A	415,596
41,628	Flagstar Financial, Inc.	548,242
24,295	Fulton Financial Corporation	494,160
2,085	GATX Corporation	355,993
10,382	HA Sustainable Infrastructure Capital, Inc.	381,539
23,256	Lincoln National Corporation	825,588
4,632	Piper Sandler Cos	354,580
9,206	Radian Group, Inc.	304,534
13,196	Renasant Corporation	476,771
7,448	Seacoast Banking Corporation of Florida	225,600
8,082	Selective Insurance Group, Inc.	609,302
20,305	Simmons First National Corporation, Class A	394,932
16,952	United Community Banks, Inc.	533,818
10,895	WaFd, Inc.	342,103
4,988	Walker & Dunlop, Inc.	221,367
		9,781,275
	Health Care - 7.2%
7,684	Bruker Corporation	277,546
4,369	CONMED Corporation	154,488
8,143	Enovis Corporation(a)	185,253

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	Health Care - 7.2% (Continued)
2,438	Glaukos Corporation(a)	$ 262,475
2,829	Haemonetics Corporation(a)	159,442
4,879	Integer Holdings Corporation(a)	429,352
2,771	Lantheus Holdings, Inc.(a)	210,180
2,894	Masimo Corporation(a)	514,757
28,323	Neogen Corporation(a)	263,121
6,148	Omnicell, Inc.(a)	205,220
6,668	Prestige Consumer Healthcare, Inc.(a)	395,212
3,841	RadNet, Inc.(a)	214,673
15,750	Select Medical Holdings Corporation	256,568
		3,528,287
	Industrials - 9.7%
8,175	ABM Industries, Inc.	314,901
3,020	Alarm.com Holdings, Inc.(a)	130,434
2,537	Arcosa, Inc.	269,277
1,659	Brink's Company (The)	171,922
3,323	Exponent, Inc.	216,826
17,314	Gates Industrial Corp plc(a)	391,470
16,453	GXO Logistics, Inc.(a)	853,088
10,717	Kennametal, Inc.	387,205
4,213	Matson, Inc.	690,679
2,113	MSA Safety, Inc.	346,426
2,656	Novanta, Inc.(a)	313,700
8,492	Resideo Technologies, Inc.(a)	286,265
4,084	SkyWest, Inc.(a)	375,034
		4,747,227
	Materials - 10.4%
2,207	Balchem Corporation	374,042
5,031	Boise Cascade Company	381,601
7,466	Cabot Corporation	562,264
7,374	Core Natural Resources, Inc.	772,280
15,750	Eastman Chemical Company	1,202,040
3,498	Greif, Inc., Class A	234,611
7,373	HB Fuller Company	454,767

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	Materials - 10.4% (Continued)
1,344	Materion Corporation	$ 194,410
4,267	Minerals Technologies, Inc.	302,616
17,651	Peabody Energy Corporation	581,600
11,912	SunCoke Energy, Inc.	77,547
		5,137,778
	Real Estate - 7.2%
18,565	Acadia Realty Trust	354,963
9,372	COPT Defense Properties	286,783
32,604	Cushman & Wakefield Ltd.(a)	399,725
2,865	EastGroup Properties, Inc.	530,283
15,830	Highwoods Properties, Inc.	338,920
3,906	LXP Industrial Trust	180,692
17,084	Macerich Company (The)	322,888
37,434	Rayonier, Inc.	771,889
9,753	SL Green Realty Corporation	360,276
		3,546,419
	Technology - 8.1%
5,727	ASGN, Inc.(a)	221,692
8,202	Bentley Systems, Inc., Class B	288,054
6,685	BILL Holdings, Inc.(a)	256,036
2,558	Blackbaud, Inc.(a)	98,764
3,307	Cirrus Logic, Inc.(a)	478,258
6,080	Concentrix Corporation	166,349
6,876	Diodes, Inc.(a)	469,356
4,724	Insight Enterprises, Inc.(a)	316,555
5,655	Knowles Corporation(a)	145,220
2,347	MarketAxess Holdings, Inc.	387,208
3,451	MAXIMUS, Inc.	221,209
4,678	NetScout Systems, Inc.(a)	148,714
2,745	Parsons Corporation(a)	148,697
4,653	Qorvo, Inc.(a)	360,142
6,078	Teradata Corporation(a)	155,779
16,518	ZoomInfo Technologies, Inc., Class A(a)	98,778
		3,960,811

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	Utilities - 2.7%
1,893	American States Water Company	$ 143,149
6,163	Avista Corporation	247,383
4,298	California Water Service Group	194,871
4,470	H2O America	262,255
2,546	MGE Energy, Inc.	196,780
3,181	Otter Tail Corporation	279,196
		1,323,634

	TOTAL COMMON STOCKS (Cost $47,682,286)	47,189,680

	EXCHANGE-TRADED FUNDS — 2.5%
	Equity - 2.5%
3,187	iShares Russell 2000 Value ETF	604,223
2,804	Vanguard Small-Cap Value ETF	609,169
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,201,586)	1,213,392

	TOTAL INVESTMENTS - 98.4% (Cost $48,883,872)	$ 48,403,072
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	766,378
	NET ASSETS - 100.0%	$ 49,169,450

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

(a)	Non-income producing security.